STOCK-BASED COMPENSATION PLANS Schedule of stock-based compensation expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expense:
Stock-based compensation expense	$ 9,347	$ 6,713	$ 6,449
Continuing operations [Member]
Stock-based compensation expense:
Stock-based compensation expense	7,990	5,781	5,498
Discontinued operations [Member]
Stock-based compensation expense:
Stock-based compensation expense	1,357	932	951
Stock option plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,548	2,121	2,844
Restricted stock plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	6,799	4,592	3,605
Cost of goods sold [Member]
Stock-based compensation expense:
Stock-based compensation expense	406	304	385
Sales and marketing [Member]
Stock-based compensation expense:
Stock-based compensation expense	1,862	1,149	1,075
Research and development [Member]
Stock-based compensation expense:
Stock-based compensation expense	1,433	1,341	1,110
Administration [Member]
Stock-based compensation expense:
Stock-based compensation expense	$ 4,289	$ 2,987	$ 2,928